Plan Assets as Percentage of Total Funds (Detail) (Gratuity)	Mar. 31, 2014
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%	[1]
Funds managed by insurance company (1) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	48.50%	[1]
Funds managed by insurance company (1) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	31.90%	[1]
Funds managed by insurance company (1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	5.10%	[1]
Funds managed by insurance company (1) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	14.50%	[1]
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%	[1]
Funds managed by insurance company (2) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	15.60%	[1]
Funds managed by insurance company (2) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	29.60%	[1]
Funds managed by insurance company (2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	49.50%	[1]
Funds managed by insurance company (2) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	5.30%	[1]
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	34.80%
Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	49.20%
Funds managed by trust | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.00%
Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	16.00%

[1]	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2014 are provided separately.